Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Net income	$ 65,756	$ 28,221
Income taxes	486	1,538
Income before income taxes	66,242	29,759
Depreciation and amortization	39,884	37,500
Impairment of long-lived assets	0	5,021
Unrealized loss on oil and gas derivative instruments (note 7)	(19,993)	11,362
Realized and unrealized mark-to-market losses on investment in listed equity securities (note 8)	0	62,308
Other non-operating income, net	0	(9,823)
Interest income	(27,484)	(34,827)
Interest expense	0	1,107
Loss/(gain) on derivative instruments, net (note 9)	8,646	(9,315)
Other financial items, net	3,164	1,057
Net losses from equity method investments (note 15)	3,287	1,279
Net income from discontinued operations	0	(293)
Adjusted EBITDA	181,332	241,522
Oil and gas derivative
Segment Reporting Information [Line Items]
Unrealized loss on oil and gas derivative instruments (note 7)	$ 87,593	$ 157,749